ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 88.8%
U.S. TREASURY OBLIGATIONS - 85.5%
U.S. Treasury Bills		1.664%		12/01/22	42,454	$42,454,000
U.S. Treasury Bills		2.144%		12/08/22	77,518	77,463,914
U.S. Treasury Bills		2.230%		12/15/22	55,236	55,168,417
U.S. Treasury Bills		2.392%		12/22/22	24,184	24,134,006
U.S. Treasury Bills		2.472%		12/29/22	68505	68,303,155
U.S. Treasury Bills		2.642%		01/05/23	59,265	59,046,840
U.S. Treasury Bills		2.905%		01/12/23	91,738	91,320,413
U.S. Treasury Bills		2.971%		01/19/23	49,416	49,153,784
U.S. Treasury Bills		2.882%		01/26/23	39,562	39,313,099
U.S. Treasury Bills		3.002%		02/02/23	62,663	62,222,274
U.S. Treasury Bills		3.030%		02/09/23	107,403	106,545,276
U.S. Treasury Bills		3.118%		02/16/23	50,590	50,145,328
U.S. Treasury Bills		3.225%		02/23/23	153,843	152,359,655
U.S. Treasury Bills		3.372%		03/02/23	118,145	116,873,523
U.S. Treasury Bills		3.602%		03/09/23	100,654	99,492,367
U.S. Treasury Bills		3.831%		03/16/23	83,409	82,378,116
U.S. Treasury Bills		3.893%		03/23/23	277,435	273,798,847
U.S. Treasury Bills		3.943%		03/30/23	124,469	122,747,899
U.S. Treasury Bills		4.074%		04/06/23	184,403	181,718,632
U.S. Treasury Bills		4.296%		04/13/23	118,241	116,371,346
U.S. Treasury Bills		4.486%		04/20/23	154,623	152,007,145
U.S. Treasury Bills		4.495%		04/27/23	118,188	116,054,614
U.S. Treasury Bills		4.618%		05/04/23	135,342	132,776,615
U.S. Treasury Bills		4.521%		05/11/23	92,439	90,587,210
U.S. Treasury Bills		4.634%		05/18/23	40,967	40,110,611
U.S. Treasury Bills		4.710%		05/25/23	31,877	31,176,334
TOTAL U.S. TREASURY OBLIGATIONS ($2,436,736,891)						2,433,723,420
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.3%					(000's)
U.S. Bank Money Market Deposit Account, 3.5% (United States)(a)					96,069	96,068,814
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($96,068,814)						96,068,814

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,532,805,705)						2,529,792,234
TOTAL INVESTMENTS - 88.8%
(Cost $2,532,805,705)						2,529,792,234

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.2%						318,106,687
NET ASSETS - 100.0%						$2,847,898,921

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor		Jun-23	242	$61,064,719	$65,597
3-Month Euro Euribor		Mar-26	1	253,803	104
90-DAY Bank Bill		Mar-23	84	56,522,882	11,429
90-DAY Bank Bill		Sep-23	2	1,344,370	1,607
90-DAY Eurodollar Futures		Jun-23	895	212,182,124	(921,088)
90-DAY Eurodollar Futures		Sep-23	594	141,074,999	(517,713)
Amsterdam Index Futures		Dec-22	152	22,923,849	130,513
AUD/USD Currency Futures		Dec-22	285	19,362,900	203,817
Australian 10-Year Bond Futures		Dec-22	80	6,551,799	47,806
Australian 3-Year Bond Futures		Dec-22	518	37,974,878	89,656
Bank Acceptance Futures		Jun-23	126	22,291,083	(130,896)
Bank Acceptance Futures		Sep-23	93	16,476,276	(60,662)
BIST 30 Index Futures		Dec-22	709	2,088,428	335,194
Brent Crude Futures		Feb-23	57	4,957,290	(348,820)
Brent Crude Futures		Mar-23	1	86,990	870
Brent Crude Futures		Apr-23	1	86,830	(2,940)
CAC40 10 Euro Futures		Dec-22	795	55,729,748	852,928
CAD Currency Futures		Dec-22	156	11,610,300	234,412
CHF Currency Futures		Dec-22	219	29,024,344	265,213
Cocoa Futures ICE		Dec-22	28	721,851	28,613
Cocoa Futures ICE		Mar-23	189	4,551,307	131,578
Cocoa Futures ICE		May-23	43	995,577	(795)
Coffee 'C' Futures		Mar-23	223	14,207,888	347,756
Copper Futures		Mar-23	56	5,233,200	174,888
Copper Futures		May-23	1	93,400	3,325
Corn Futures		Mar-23	668	22,277,800	(264,813)
Corn Futures		May-23	44	1,463,550	(22,788)
Corn Futures		Dec-23	50	1,516,250	(3,200)
DAX Index Futures		Dec-22	362	135,781,077	1,085,754
DAX-Mini Futures		Dec-22	5	375,086	16,051
DJIA Mini E-CBOT		Dec-22	337	58,299,314	2,226,071
Dollar Index		Dec-22	56	5,930,232	(188,775)
E-Mini Consumer Staples Select Futures		Dec-22	1	77,710	920
E-Mini Energy Select Futures		Dec-22	3	285,390	3,920
E-Mini Financial Select Futures		Dec-22	1	111,638	2,125
E-Mini Health Care Select Futures		Dec-22	2	280,860	21,720
E-Mini Industrial Select Futures		Dec-22	1	102,360	9,070
E-Mini Materials Select Futures		Dec-22	2	175,040	10,040
EUR Foreign Exchange Currency Futures		Dec-22	149	19,423,081	84,101
Euro STOXX 50		Dec-22	2,420	99,849,110	3,345,715
Euro Stoxx 50 Index Futures		Dec-22	7	277,165	8,117
Euro/JPY Futures		Dec-22	159	20,660,846	55,172
Euro-Bobl Futures		Dec-22	217	27,104,112	(19,928)
Euro-BTP Futures		Dec-22	38	4,717,476	(28,856)
Euro-Bund Futures		Dec-22	31	4,544,611	(2,060)
Euro-Oat Futures		Dec-22	20	2,841,891	29,428
European Climate Exchange Futures		Dec-22	8	705,030	20,469
European Climate Exchange Futures		Dec-23	4	363,452	15,037
Euro-Schatz Futures		Dec-22	336	37,334,887	(49,180)
FTSE 100 Index Futures		Dec-22	1,691	154,874,158	5,136,139
FTSE Taiwan Index		Dec-22	2	104,040	1,190
FTSE/JSE TOP 40		Dec-22	137	5,460,049	161,373
FTSE/MIB Index Futures		Dec-22	219	28,068,363	1,540,193
Gasoline RBOB Futures		Jan-23	98	9,815,425	(417,047)
Gasoline RBOB Futures		Feb-23	6	600,390	16,514
Gasoline RBOB Futures		Apr-23	1	108,368	(3,956)
GBP Currency Futures		Dec-22	13	980,200	3,213
Gold 100 Oz Futures		Feb-23	69	12,143,310	(42,759)
Hang Seng Index Futures		Dec-22	8	953,380	16,061
IBEX 35 Index Futures		Dec-22	18	1,564,890	14,067
Ice Three Miont SONIA Index Futures		Jun-25	71	20,600,654	(6,659)
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-22	73	78,619,450	(274,386)
JPY Currency Futures		Dec-22	1	90,806	363
Kansas City Hard Red Winter Wheat Futures		Mar-23	61	2,744,238	(122,538)
Lean Hogs Futures		Feb-23	30	1,024,200	(38,180)
Lean Hogs Futures		Apr-23	12	435,120	(20,440)
Live Cattle Futures		Feb-23	340	21,171,800	77,480
Live Cattle Futures		Apr-23	37	2,357,270	11,450
Live Cattle Futures		Jun-23	9	560,070	2,020
LME Aluminum Forward		Dec-22	4	244,925	14,975
LME Aluminum Forward		Dec-22	7	428,575	37,065
LME Aluminum Forward		Dec-22	15	918,750	90,175
LME Aluminum Forward		Dec-22	9	551,635	33,372
LME Aluminum Forward		Dec-22	9	551,828	36,422
LME Aluminum Forward		Dec-22	2	122,750	8,988
LME Aluminum Forward		Dec-22	20	1,227,500	64,668
LME Aluminum Forward		Dec-22	3,528	216,530,999	11,350,610
LME Aluminum Forward		Dec-22	3	184,350	15,900
LME Aluminum Forward		Dec-22	22	1,352,252	113,315
LME Aluminum Forward		Dec-22	16	983,716	17,606
LME Aluminum Forward		Jan-23	1	61,547	839
LME Aluminum Forward		Jan-23	6	369,398	24,035
LME Aluminum Forward		Jan-23	1	61,570	1,425
LME Aluminum Forward		Jan-23	1	61,590	1,406
LME Aluminum Forward		Jan-23	1	61,597	1,421
LME Aluminum Forward		Jan-23	18	1,109,025	60,614
LME Aluminum Forward		Jan-23	2	123,225	2,938
LME Aluminum Forward		Jan-23	1	61,613	1,494
LME Aluminum Forward		Jan-23	7	431,737	10,505
LME Aluminum Forward		Jan-23	7	432,075	27,925
LME Aluminum Forward		Feb-23	1	61,769	1,487
LME Aluminum Forward		Feb-23	1	61,818	3,055
LME Aluminum Forward		Feb-23	2	123,623	5,648
LME Aluminum Forward		Feb-23	14	865,270	35,008
LME Aluminum Forward		Feb-23	12	741,975	10,937
LME Aluminum Forward		Feb-23	1	61,825	1,113
LME Aluminum Forward		Feb-23	1	61,900	1,750
LME Aluminum Forward		Feb-23	2	123,825	4,750
LME Aluminum Forward		Feb-23	7	433,563	19,574
LME Aluminum Forward		Mar-23	316	19,592,000	754,120
LME Copper Forward		Dec-22	2	401,800	18,513
LME Copper Forward		Dec-22	5	1,028,344	78,244
LME Copper Forward		Dec-22	1	205,775	12,263
LME Copper Forward		Dec-22	3	617,438	28,134
LME Copper Forward		Dec-22	3	617,663	46,613
LME Copper Forward		Dec-22	4	823,625	12,163
LME Copper Forward		Dec-22	1	205,925	21,888
LME Copper Forward		Dec-22	2	411,888	25,822
LME Copper Forward		Dec-22	1	206,044	16,019
LME Copper Forward		Dec-22	8	1,647,950	161,600
LME Copper Forward		Dec-22	1,399	288,185,255	15,465,765
LME Copper Forward		Dec-22	1	205,944	22,369
LME Copper Forward		Dec-22	9	1,853,793	140,563
LME Copper Forward		Jan-23	1	206,094	16,419
LME Copper Forward		Jan-23	1	206,081	15,744
LME Copper Forward		Jan-23	4	824,175	12,363
LME Copper Forward		Jan-23	4	824,175	33,014
LME Copper Forward		Jan-23	1	206,019	21,856
LME Copper Forward		Jan-23	5	1,029,969	63,994
LME Copper Forward		Feb-23	7	1,441,956	31,031
LME Copper Forward		Feb-23	1	205,994	(5,854)
LME Copper Forward		Feb-23	5	1,029,875	28,516
LME Copper Forward		Mar-23	250	51,501,562	390,403
LME Lead Forward		Dec-22	2	109,088	17,250
LME Lead Forward		Dec-22	1	54,581	8,644
LME Lead Forward		Dec-22	1	54,586	8,649
LME Lead Forward		Dec-22	1	54,592	8,654
LME Lead Forward		Dec-22	1	54,602	8,664
LME Lead Forward		Dec-22	1	54,617	8,679
LME Lead Forward		Dec-22	2	109,274	16,037
LME Lead Forward		Dec-22	1	54,658	7,670
LME Lead Forward		Dec-22	20	1,093,250	100,268
LME Lead Forward		Dec-22	317	17,328,013	582,671
LME Lead Forward		Dec-22	1	54,650	9,488
LME Lead Forward		Dec-22	11	601,788	80,314
LME Lead Forward		Jan-23	1	54,813	1,463
LME Lead Forward		Jan-23	2	109,615	7,965
LME Lead Forward		Jan-23	1	54,786	4,061
LME Lead Forward		Jan-23	13	711,588	54,301
LME Lead Forward		Jan-23	15	821,063	25,507
LME Lead Forward		Jan-23	2	109,432	2,925
LME Lead Forward		Jan-23	1	54,713	1,463
LME Lead Forward		Jan-23	7	382,988	31,288
LME Lead Forward		Jan-23	2	109,425	2,925
LME Lead Forward		Feb-23	1	54,789	3,452
LME Lead Forward		Feb-23	2	109,597	1,222
LME Lead Forward		Feb-23	1	54,800	1,257
LME Lead Forward		Feb-23	14	767,200	18,788
LME Lead Forward		Feb-23	1	54,801	139
LME Lead Forward		Feb-23	3	164,406	419
LME Lead Forward		Feb-23	1	54,806	1,463
LME Lead Forward		Feb-23	4	219,300	7,226
LME Lead Forward		Mar-23	214	11,741,913	127,843
LME Nickel Forward		Dec-22	2	322,735	37,878
LME Nickel Forward		Dec-22	2	322,745	27,740
LME Nickel Forward		Dec-22	4	645,467	69,257
LME Nickel Forward		Dec-22	2	322,653	50,189
LME Nickel Forward		Dec-22	7	1,128,939	144,476
LME Nickel Forward		Dec-22	12	1,935,324	224,033
LME Nickel Forward		Dec-22	2	322,614	37,485
LME Nickel Forward		Jan-23	1	161,403	18,757
LME Nickel Forward		Jan-23	1	161,415	32,235
LME Nickel Forward		Jan-23	1	161,487	27,447
LME Nickel Forward		Jan-23	1	161,513	18,725
LME Nickel Forward		Jan-23	5	807,585	100,671
LME Nickel Forward		Jan-23	6	969,102	(28,515)
LME Nickel Forward		Jan-23	2	323,034	48,834
LME Nickel Forward		Feb-23	5	808,445	111,305
LME Nickel Forward		Feb-23	1	161,703	19,473
LME Nickel Forward		Feb-23	1	161,718	17,778
LME Nickel Forward		Feb-23	1	161,799	3,969
LME Nickel Forward		Feb-23	1	161,832	(23,928)
LME Nickel Forward		Feb-23	5	809,160	22,389
LME Nickel Forward		Feb-23	1	161,868	13,098
LME Nickel Forward		Feb-23	1	161,874	7,344
LME Nickel Forward		Feb-23	2	323,772	13,602
LME Nickel Forward		Feb-23	3	485,766	15,186
LME Nickel Forward		Mar-23	4	648,768	4,467
LME Zinc Forward		Dec-22	12	914,550	32,550
LME Zinc Forward		Dec-22	255	19,434,188	(1,289,975)
LME Zinc Forward		Dec-22	8	609,758	26,496
LME Zinc Forward		Dec-22	2	152,475	6,350
LME Zinc Forward		Dec-22	2	152,475	6,543
LME Zinc Forward		Jan-23	1	76,135	3,206
LME Zinc Forward		Jan-23	12	913,200	46,200
LME Zinc Forward		Jan-23	23	1,750,300	80,913
LME Zinc Forward		Jan-23	2	152,125	5,975
LME Zinc Forward		Feb-23	1	76,058	3,113
LME Zinc Forward		Feb-23	1	76,031	4,106
LME Zinc Forward		Feb-23	2	152,048	385
LME Zinc Forward		Feb-23	4	303,998	(1,115)
LME Zinc Forward		Feb-23	13	987,838	(2,917)
LME Zinc Forward		Feb-23	1	75,971	(867)
LME Zinc Forward		Feb-23	4	303,817	(871)
LME Zinc Forward		Feb-23	1	75,938	2,500
LME Zinc Forward		Mar-23	16	1,214,600	(191)
Long Gilt Futures		Mar-23	347	43,909,280	(158,780)
Low Sulphur Gasoil G Futures		Dec-22	33	3,059,925	(330,525)
Low Sulphur Gasoil G Futures		Jan-23	65	6,074,250	(459,475)
Low Sulphur Gasoil G Futures		Feb-23	7	644,525	(44,550)
Low Sulphur Gasoil G Futures		Mar-23	3	270,600	(425)
Micro E-mini Dow Jones Industrial Index Futures		Dec-22	1	17,300	509
Micro E-mini Russell 200 Index Futures		Dec-22	1	9,438	122
Milk Futures		Dec-22	1	39,660	(3,080)
Mill Wheat Euro		Dec-22	3	50,964	(3,772)
Mini FTSE/MIB Pound Futures		Dec-22	8	205,066	8,136
Mini TOPIX Index Futures		Dec-22	17	244,985	2,158
MSCI EAFE Index Futures		Dec-22	11	1,088,890	10,065
MSCI Emerging Markets Index Futures		Dec-22	19	933,375	(735)
MSCI Singapore Exchange ETS		Dec-22	1	29,672	62
MXN Currency Futures		Dec-22	1,367	35,295,940	1,146,805
Nasdaq 100 E-Mini		Dec-22	59	14,209,855	913,284
Natural Gas Futures		Jan-23	54	3,742,200	(14,320)
Natural Gas Futures		Feb-23	37	2,522,660	(86,720)
Natural Gas Futures		Mar-23	1	61,780	(1,910)
Natural Gas Futures		Oct-23	12	642,000	8,070
Nikkei 225 (Chicago Mercantile Exchange)		Dec-22	5	709,375	13,825
Nikkei 225 (Osaka Securities Exchange)		Dec-22	170	34,519,516	482,294
Nikkei 225 (Singapore Exchange)		Dec-22	355	36,055,290	(47,324)
Nikkei 225 Mini		Dec-22	271	5,502,817	(7,524)
Nikkei/Yen Futures		Dec-22	17	1,746,289	28,152
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-23	154	21,755,118	(433,789)
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-23	13	1,798,688	(16,069)
NY Harbor Ultra-Low Sulfur Diesel Futures		Mar-23	2	269,850	(5,044)
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-23	2	262,374	(4,687)
NY Harbor Ultra-Low Sulfur Diesel Futures		Dec-23	1	121,611	5,376
NZD Currency Futures		Dec-22	25	1,575,125	116,220
OMX Stockholm 30 Index Futures		Dec-22	1,140	22,814,980	64,842
Orange Juice Futures		Jan-23	29	873,045	(5,370)
Platinum Futures		Jan-23	84	4,365,060	97,075
Rough Rice Futures		Jan-23	6	213,720	(2,400)
Russell 2000 E-Mini		Dec-22	205	19,346,875	447,494
S&P 500 E-Mini Futures		Dec-22	428	87,338,749	1,797,747
S&P Mid 400 E-Mini		Dec-22	10	2,579,800	63,180
S&P/TSX 60 IX Futures		Dec-22	169	31,165,402	1,697,341
SGX Nifty 50		Dec-22	668	25,272,444	779,697
Silver Futures		Mar-23	119	12,959,695	(70,551)
Soybean Futures		Jan-23	277	20,352,575	302,934
Soybean Futures		Mar-23	371	27,370,525	612,474
Soybean Futures		May-23	4	296,550	2,225
Soybean Futures		Nov-23	4	279,800	825
Soybean Meal Futures		Jan-23	81	3,384,180	85,830
Soybean Meal Futures		Mar-23	99	4,118,400	109,550
Soybean Oil Futures		Jan-23	172	7,418,016	(48,330)
Soybean Oil Futures		Mar-23	122	5,144,496	(52,848)
Soybean Oil Futures		May-23	4	165,072	1,542
Soybean Oil Futures		Dec-23	31	1,194,120	7,758
SPI 200 Futures		Dec-22	475	58,911,541	1,720,168
STOXX Dividend Futures		Dec-23	7	93,894	8,304
STOXX Europe 600 Banks Index		Dec-22	12	87,785	5,078
STOXX Europe 600 ESG-X Index		Dec-22	20	341,110	2,987
STOXX Europe 600 Index		Dec-22	59	1,352,546	33,653
STOXX Europe 600 Institutional Index		Dec-22	1	16,650	369
STOXX Europe 600 Utilities Index		Dec-22	2	38,138	1,270
Sugar No. 11 (World)		Mar-23	2,407	52,919,338	(142,382)
Sugar No. 11 (World)		May-23	64	1,330,381	(16,688)
Sugar No. 11 (World)		Jul-23	3	60,245	(146)
Sugar No. 11 (World)		Oct-23	2	39,738	(403)
Topix Index Futures		Dec-22	458	66,001,881	811,499
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-23	1,452	164,801,999	315,156
USD/CNH Futures		Dec-22	1	100,556	786
USD/NOK Futures		Dec-22	11	1,098,537	(22,809)
USD/SEK Futures		Dec-22	6	599,506	(9,496)
USD/TRY Futures		Dec-22	111	112,264	(3,268)
Wheat (Chicago Board of Trade)		Mar-23	44	1,750,100	(22,000)
White Sugar ICE		Mar-23	88	2,372,480	114,305
White Sugar ICE		May-23	30	789,600	34,090
WTI Crude Futures		Jan-23	184	14,821,200	(518,050)
					$53,167,960

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-22	9	$(969,737)	$2,448
1-Month SOFR Future		Apr-23	5	(1,981,929)	333
3-Month Euro Euribor		Jun-23	705	(177,895,156)	81,687
3-Month Euro Euribor		Sep-23	183	(46,169,899)	99,859
3-Month Euro Euribor		Dec-23	534	(134,815,578)	85,902
3-Month Euro Euribor		Mar-24	82	(20,722,283)	82,312
3-Month Euro Euribor		Jun-24	81	(20,492,752)	69,564
3-Month Euro Euribor		Sep-24	129	(32,668,487)	89,063
3-Month Euro Euribor		Dec-24	80	(20,277,217)	48,206
3-Month Euro Euribor		Mar-25	102	(25,869,373)	9,404
3-Month Euro Euribor		Jun-25	51	(12,939,993)	46,203
3-Month Euro Euribor		Sep-25	113	(28,678,315)	(15,258)
3-Month Euro Euribor		Dec-25	26	(6,599,227)	(24,909)
3-Month SARON Futures		Mar-23	2	(522,589)	(357)
3-Month SARON Futures		Jun-23	1	(260,872)	(66)
3-Month SOFR Futures		Mar-23	24	(5,705,100)	36,625
3-Month SOFR Futures		Jun-23	705	(167,587,312)	398,663
3-Month SOFR Futures		Sep-23	273	(65,014,949)	168,663
3-Month SOFR Futures		Dec-23	830	(198,328,499)	(195,963)
3-Month SOFR Futures		Mar-24	233	(55,920,000)	4,488
3-Month SOFR Futures		Jun-24	260	(62,650,250)	(39,275)
3-Month SOFR Futures		Sep-24	142	(34,314,300)	(55,400)
3-Month SOFR Futures		Dec-24	133	(32,195,975)	(58,813)
3-Month SOFR Futures		Mar-25	123	(29,801,363)	(51,800)
3-Month SOFR Futures		Jun-25	210	(50,904,000)	(84,888)
3-Month SOFR Futures		Sep-25	89	(21,580,275)	(27,888)
3-Month SOFR Futures		Dec-25	59	(14,308,238)	(18,488)
3-Month SOFR Futures		Mar-26	8	(1,940,000)	(3,838)
3-Month SOFR Futures		Jun-26	9	(2,182,163)	(4,650)
3-Month SOFR Futures		Sep-26	9	(2,181,825)	(4,900)
90-DAY Bank Bill		Jun-23	317	(213,160,695)	(216,643)
90-DAY Bank Bill		Sep-23	78	(52,430,424)	(33,616)
90-DAY Bank Bill		Dec-23	33	(22,181,561)	(5,297)
90-DAY Bank Bill		Mar-24	11	(7,394,756)	(3,608)
90-DAY Bank Bill		Jun-24	8	(5,379,187)	(2,707)
90-DAY Bank Bill		Sep-24	6	(4,035,277)	(1,610)
90-DAY Eurodollar Futures		Mar-23	55	(13,040,500)	206,650
90-DAY Eurodollar Futures		Jun-23	60	(14,224,500)	(13,575)
90-DAY Eurodollar Futures		Sep-23	8	(1,900,000)	14,038
90-DAY Eurodollar Futures		Dec-23	3	(714,900)	(188)
90-DAY Eurodollar Futures		Dec-24	20	(4,828,500)	(15,500)
90-DAY Eurodollar Futures		Jun-25	568	(137,313,999)	(129,549)
90-DAY Eurodollar Futures		Dec-25	2	(483,725)	(1,075)
90-DAY Eurodollar Futures		Sep-26	1	(241,775)	1,700
90-DAY Eurodollar Futures		Dec-26	3	(725,175)	(4,425)
90-DAY Eurodollar Futures		Mar-27	1	(241,663)	(363)
AUD/USD Currency Futures		Dec-22	1,252	(85,060,879)	(3,691,498)
Australian 10-Year Bond Futures		Dec-22	633	(51,841,111)	(1,355,786)
Australian 3-Year Bond Futures		Dec-22	478	(35,042,456)	(389,132)
Bank Acceptance Futures		Mar-23	127	(22,465,636)	41,445
Bank Acceptance Futures		Jun-23	101	(20,308,960)	16,346
Bank Acceptance Futures		Sep-23	26	(4,606,271)	6,839
Bank Acceptance Futures		Dec-23	25	(4,443,278)	1,236
Bank Acceptance Futures		Mar-24	10	(1,784,002)	(4,377)
Bank Acceptance Futures		Jun-24	6	(1,073,746)	(4,981)
Brent Crude Futures		Feb-23	31	(2,696,070)	(75,206)
Brent Crude Futures		Mar-23	10	(869,900)	(26,140)
Brent Crude Futures		Apr-23	11	(955,130)	(32,300)
Brent Crude Futures		Dec-23	13	(1,085,760)	(22,060)
Brent Crude Oil Last Day		Feb-23	11	(956,670)	(23,090)
CAC40 10 Euro Futures		Dec-22	86	(6,028,627)	(20,875)
CAD Currency Futures		Dec-22	1,007	(74,945,974)	9,727
Canadian 10-Year Bond Futures		Mar-23	1,475	(137,877,931)	369,037
Canadian 5-Year Bond Futures		Mar-23	2	(167,178)	(82)
Canola Futures (Winnipeg Commodity Exchange)		Jan-23	16	(201,137)	(2,519)
Canola Futures (Winnipeg Commodity Exchange)		Mar-23	100	(1,254,581)	1,945
Cattle Feeder Futures		Jan-23	44	(3,970,450)	(29,287)
Cattle Feeder Futures		Mar-23	4	(366,900)	(5,413)
CHF Currency Futures		Dec-22	8	(1,060,250)	(28,337)
Cocoa Futures		Mar-23	48	(1,199,040)	(28,400)
Cocoa Futures		May-23	8	(200,160)	(4,690)
Coffee 'C' Futures		Mar-23	296	(18,858,900)	280,425
Coffee 'C' Futures		May-23	70	(4,466,438)	(111,788)
Coffee 'C' Futures		Jul-23	17	(1,083,750)	(9,300)
Coffee Robusta Futures		Jan-23	109	(2,056,830)	(39,510)
Coffee Robusta Futures		Mar-23	58	(1,072,420)	(12,870)
Copper Futures		Mar-23	70	(6,541,500)	(193,213)
Corn Futures		Mar-23	316	(10,538,600)	22,150
Corn Futures		May-23	24	(798,300)	(4,125)
Corn Futures		Jul-23	6	(197,925)	(1,063)
Cotton No.2 Futures		Mar-23	276	(11,676,180)	(164,545)
Cotton No.2 Futures		May-23	11	(462,165)	(7,075)
DJIA Mini E-CBOT		Dec-22	26	(4,497,870)	(86,210)
E-Mini Consumer Discretionary Select Futures		Dec-22	1	(147,690)	(9,570)
E-Mini Crude Oil		Jan-23	17	(684,675)	(16,788)
E-Mini Natural Gas		Jan-23	4	(69,300)	1,925
E-Mini S&P 500 ESG Futures		Dec-22	1	(178,520)	(6,430)
E-Mini Utilities Select Futures		Dec-22	1	(72,060)	(2,010)
EUR Foreign Exchange Currency Futures		Dec-22	1,099	(143,261,518)	(5,180,823)
Euro BUXL 30-Year Bond Futures		Dec-22	54	(8,895,294)	(227,185)
Euro STOXX 50		Dec-22	246	(10,149,951)	(26,567)
Euro-Bobl Futures		Dec-22	1,472	(183,858,309)	308,512
Euro-BTP Futures		Dec-22	677	(84,045,556)	(394,768)
Euro-Bund Futures		Dec-22	1,177	(172,548,607)	(744,412)
Euro-Oat Futures		Dec-22	412	(58,542,946)	(399,951)
European Climate Exchange Futures		Dec-22	5	(440,644)	(88,077)
Euro-Schatz Futures		Dec-22	863	(95,892,880)	749,464
FTSE 100 Index Futures		Dec-22	62	(5,678,414)	(51,205)
FTSE China A50 Index		Dec-22	914	(11,603,230)	(465,081)
FTSE KLCI Futures		Dec-22	2	(33,423)	191
FTSE Taiwan Index		Dec-22	28	(1,456,560)	(10,802)
FTSE/JSE TOP 40		Dec-22	1	(39,854)	(5,272)
Gasoline RBOB Futures		Jan-23	69	(6,910,861)	(56,326)
Gasoline RBOB Futures		Feb-23	8	(800,520)	(26,498)
Gasoline RBOB Futures		Mar-23	2	(201,289)	(6,875)
GBP Currency Futures		Dec-22	683	(51,498,200)	(1,347,537)
Gold 100 Oz Futures		Feb-23	593	(104,362,069)	140,991
Gold 100 Oz Futures		Apr-23	2	(355,020)	(380)
Hang Seng China Enterprises Index Futures		Dec-22	133	(5,441,950)	(333,019)
Hang Seng Index Futures		Dec-22	344	(40,995,321)	(1,960,816)
Ice Three Miont SONIA Index Futures		Mar-23	44	(12,672,472)	(22,523)
Ice Three Miont SONIA Index Futures		Jun-23	49	(14,077,829)	(19,721)
Ice Three Miont SONIA Index Futures		Sep-23	46	(13,213,842)	29,258
Ice Three Miont SONIA Index Futures		Dec-23	170	(48,887,550)	97,535
Ice Three Miont SONIA Index Futures		Mar-24	49	(14,116,955)	36,248
Ice Three Miont SONIA Index Futures		Jun-24	62	(17,898,698)	(2,139)
Ice Three Miont SONIA Index Futures		Sep-24	40	(11,568,037)	22,342
Ice Three Miont SONIA Index Futures		Dec-24	36	(10,425,334)	8,301
Ice Three Miont SONIA Index Futures		Mar-25	55	(15,944,167)	(347)
Ice Three Miont SONIA Index Futures		Jun-25	17	(4,932,551)	17,235
Ice Three Miont SONIA Index Futures		Sep-25	16	(4,645,776)	2,531
Ice Three Miont SONIA Index Futures		Dec-25	10	(2,905,267)	(23,804)
INR/USD Futures		Dec-22	3	(73,626)	(320)
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-22	42	(45,233,109)	(107,032)
JPY Currency Futures		Dec-22	2,725	(247,447,030)	(6,630,653)
Kansas City Hard Red Winter Wheat Futures		Mar-23	19	(854,763)	9,638
Kansas City Hard Red Winter Wheat Futures		May-23	5	(223,250)	8,425
Lean Hogs Futures		Feb-23	180	(6,145,200)	(65,300)
Lean Hogs Futures		Apr-23	2	(72,520)	(200)
Lean Hogs Futures		Jun-23	1	(41,150)	(150)
LME Aluminum Forward		Dec-22	4	(244,925)	(20,135)
LME Aluminum Forward		Dec-22	7	(428,575)	(31,963)
LME Aluminum Forward		Dec-22	15	(918,750)	(80,525)
LME Aluminum Forward		Dec-22	9	(551,635)	(51,153)
LME Aluminum Forward		Dec-22	9	(551,828)	(54,229)
LME Aluminum Forward		Dec-22	2	(122,750)	(11,275)
LME Aluminum Forward		Dec-22	3,551	(217,942,624)	(13,288,690)
LME Aluminum Forward		Dec-22	20	(1,227,500)	(95,450)
LME Aluminum Forward		Dec-22	3	(184,350)	(26,250)
LME Aluminum Forward		Dec-22	22	(1,352,252)	(88,308)
LME Aluminum Forward		Dec-22	16	(983,716)	(108,779)
LME Aluminum Forward		Jan-23	1	(61,547)	(7,897)
LME Aluminum Forward		Jan-23	6	(369,398)	(8,585)
LME Aluminum Forward		Jan-23	1	(61,570)	(2,920)
LME Aluminum Forward		Jan-23	1	(61,590)	(6,015)
LME Aluminum Forward		Jan-23	1	(61,597)	(2,510)
LME Aluminum Forward		Jan-23	23	(1,417,088)	(81,341)
LME Aluminum Forward		Jan-23	18	(1,109,025)	(61,439)
LME Aluminum Forward		Jan-23	3	(184,838)	(21,850)
LME Aluminum Forward		Jan-23	2	(123,225)	(13,013)
LME Aluminum Forward		Jan-23	8	(493,414)	(57,439)
LME Aluminum Forward		Jan-23	7	(432,075)	(20,771)
LME Aluminum Forward		Feb-23	1	(61,769)	(5,719)
LME Aluminum Forward		Feb-23	1	(61,818)	(1,524)
LME Aluminum Forward		Feb-23	2	(123,623)	(3,023)
LME Aluminum Forward		Feb-23	14	(865,270)	(28,182)
LME Aluminum Forward		Feb-23	30	(1,854,938)	(121,698)
LME Aluminum Forward		Feb-23	11	(680,075)	(11,585)
LME Aluminum Forward		Feb-23	1	(61,938)	(1,488)
LME Aluminum Forward		Mar-23	540	(33,480,000)	(1,227,295)
LME Copper Forward		Dec-22	2	(401,800)	(13,613)
LME Copper Forward		Dec-22	5	(1,028,344)	(79,219)
LME Copper Forward		Dec-22	1	(205,775)	(21,588)
LME Copper Forward		Dec-22	3	(617,438)	(32,975)
LME Copper Forward		Dec-22	3	(617,663)	(21,038)
LME Copper Forward		Dec-22	4	(823,625)	(87,375)
LME Copper Forward		Dec-22	1	(205,925)	(10,500)
LME Copper Forward		Dec-22	2	(411,888)	(35,063)
LME Copper Forward		Dec-22	1	(206,044)	(12,306)
LME Copper Forward		Dec-22	1,399	(288,185,255)	(16,551,710)
LME Copper Forward		Dec-22	8	(1,647,950)	(79,540)
LME Copper Forward		Dec-22	1	(205,944)	(15,306)
LME Copper Forward		Dec-22	9	(1,853,793)	(180,006)
LME Copper Forward		Jan-23	1	(206,094)	(16,575)
LME Copper Forward		Jan-23	1	(206,081)	(16,588)
LME Copper Forward		Jan-23	13	(2,678,569)	40,519
LME Copper Forward		Jan-23	4	(824,175)	(75,690)
LME Copper Forward		Jan-23	1	(206,019)	(17,094)
LME Copper Forward		Jan-23	5	(1,029,969)	(29,825)
LME Copper Forward		Feb-23	7	(1,441,956)	(79,531)
LME Copper Forward		Feb-23	3	(617,981)	(20,981)
LME Copper Forward		Feb-23	2	(411,988)	(11,791)
LME Copper Forward		Feb-23	1	(205,931)	2,494
LME Copper Forward		Feb-23	1	(205,950)	(7,625)
LME Copper Forward		Mar-23	254	(52,325,588)	(1,050,908)
LME Lead Forward		Dec-22	2	(109,088)	(14,663)
LME Lead Forward		Dec-22	1	(54,581)	(7,581)
LME Lead Forward		Dec-22	1	(54,586)	(7,161)
LME Lead Forward		Dec-22	1	(54,592)	(7,279)
LME Lead Forward		Dec-22	1	(54,602)	(6,739)
LME Lead Forward		Dec-22	1	(54,617)	(6,142)
LME Lead Forward		Dec-22	2	(109,274)	(14,774)
LME Lead Forward		Dec-22	1	(54,658)	(8,733)
LME Lead Forward		Dec-22	317	(17,328,013)	(1,905,187)
LME Lead Forward		Dec-22	20	(1,093,250)	(147,576)
LME Lead Forward		Dec-22	1	(54,650)	(8,747)
LME Lead Forward		Dec-22	11	(601,788)	(100,001)
LME Lead Forward		Jan-23	1	(54,813)	(5,875)
LME Lead Forward		Jan-23	2	(109,615)	(2,925)
LME Lead Forward		Jan-23	1	(54,786)	(7,411)
LME Lead Forward		Jan-23	13	(711,588)	(71,224)
LME Lead Forward		Jan-23	3	(164,213)	(3,488)
LME Lead Forward		Jan-23	2	(109,432)	(13,719)
LME Lead Forward		Jan-23	1	(54,713)	(7,563)
LME Lead Forward		Jan-23	7	(382,988)	(20,625)
LME Lead Forward		Jan-23	2	(109,425)	(3,854)
LME Lead Forward		Feb-23	7	(383,600)	(25,050)
LME Lead Forward		Feb-23	1	(54,801)	(1,463)
LME Lead Forward		Feb-23	2	(109,604)	(2,925)
LME Lead Forward		Feb-23	4	(219,225)	(7,763)
LME Lead Forward		Feb-23	1	(54,806)	(2,456)
LME Lead Forward		Feb-23	1	(54,825)	(1,275)
LME Lead Forward		Mar-23	10	(548,688)	(53,891)
LME Nickel Forward		Dec-22	2	(322,735)	(27,739)
LME Nickel Forward		Dec-22	2	(322,745)	(65,375)
LME Nickel Forward		Dec-22	4	(645,467)	(65,438)
LME Nickel Forward		Dec-22	2	(322,653)	(34,285)
LME Nickel Forward		Dec-22	12	(1,935,324)	(359,648)
LME Nickel Forward		Dec-22	7	(1,128,939)	(219,558)
LME Nickel Forward		Dec-22	2	(322,614)	(66,474)
LME Nickel Forward		Jan-23	1	(161,403)	(31,773)
LME Nickel Forward		Jan-23	1	(161,415)	(33,165)
LME Nickel Forward		Jan-23	1	(161,487)	(30,273)
LME Nickel Forward		Jan-23	1	(161,513)	(31,703)
LME Nickel Forward		Jan-23	5	(807,585)	(143,148)
LME Nickel Forward		Jan-23	2	(323,034)	(63,114)
LME Nickel Forward		Feb-23	5	(808,445)	(94,415)
LME Nickel Forward		Feb-23	1	(161,718)	(18,852)
LME Nickel Forward		Feb-23	2	(323,664)	(41,142)
LME Nickel Forward		Feb-23	3	(485,496)	(18,246)
LME Nickel Forward		Feb-23	2	(323,736)	(27,636)
LME Nickel Forward		Feb-23	2	(323,772)	(14,832)
LME Nickel Forward		Feb-23	1	(161,922)	(9,132)
LME Nickel Forward		Mar-23	3	(486,576)	(45,258)
LME Zinc Forward		Dec-22	255	(19,434,188)	531,993
LME Zinc Forward		Dec-22	12	(914,550)	31,962
LME Zinc Forward		Dec-22	8	(609,758)	(7,458)
LME Zinc Forward		Dec-22	2	(152,475)	(6,613)
LME Zinc Forward		Dec-22	2	(152,475)	(3,963)
LME Zinc Forward		Jan-23	1	(76,135)	(3,248)
LME Zinc Forward		Jan-23	46	(3,500,600)	9,728
LME Zinc Forward		Jan-23	12	(913,200)	(35,745)
LME Zinc Forward		Jan-23	2	(152,125)	(3,950)
LME Zinc Forward		Feb-23	1	(76,058)	(7,708)
LME Zinc Forward		Feb-23	3	(228,131)	(13,969)
LME Zinc Forward		Feb-23	1	(76,031)	(3,050)
LME Zinc Forward		Feb-23	1	(76,000)	(3,037)
LME Zinc Forward		Feb-23	34	(2,583,575)	(168,131)
LME Zinc Forward		Feb-23	22	(1,671,725)	(83,738)
LME Zinc Forward		Feb-23	2	(151,942)	(2,204)
LME Zinc Forward		Feb-23	4	(303,817)	(12,017)
LME Zinc Forward		Feb-23	3	(227,813)	(8,013)
LME Zinc Forward		Feb-23	1	(75,938)	(3,325)
LME Zinc Forward		Feb-23	6	(455,625)	(17,702)
LME Zinc Forward		Mar-23	99	(7,515,338)	(182,981)
Long Gilt Futures		Mar-23	292	(36,949,596)	359,983
Low Sulphur Gasoil G Futures		Jan-23	9	(841,050)	(28,200)
Low Sulphur Gasoil G Futures		Feb-23	5	(460,375)	(12,900)
Low Sulphur Gasoil G Futures		Mar-23	1	(90,200)	(2,400)
Low Sulphur Gasoil G Futures		Apr-23	2	(176,050)	(1,400)
Lumber Futures		Jan-23	2	(94,468)	6,248
MAIZE Futures		Mar-23	8	(125,081)	3,967
Micro E-mini S&P 500 Index Futures		Dec-22	1	(20,406)	(1,814)
Micro EUR/USD Futures		Dec-22	6	(78,214)	(3,588)
Mill Wheat Euro		Mar-23	33	(542,571)	6,556
Mill Wheat Euro		May-23	10	(163,635)	1,990
Mill Wheat Euro		Sep-23	3	(45,891)	898
MSCI EAFE Index Futures		Dec-22	5	(494,950)	(66,215)
MSCI Emerging Markets Index Futures		Dec-22	70	(3,438,750)	(307,054)
MSCI Singapore Exchange ETS		Dec-22	77	(1,680,334)	(14,625)
Nasdaq 100 E-Mini		Dec-22	87	(20,953,515)	(111,545)
Natural Gas Futures		Jan-23	140	(9,702,000)	(4,135)
Natural Gas Futures		Feb-23	5	(340,900)	(19,940)
Natural Gas Futures		Mar-23	4	(247,120)	(28,260)
Natural Gas Futures		Apr-23	10	(524,700)	(46,070)
New Zealand 3-Month Bank Bill Futures		Mar-23	12	(715)	3
New Zealand 3-Month Bank Bill Futures		Jun-23	9	(536)	1
Nikkei 225 (Singapore Exchange)		Dec-22	10	(1,015,642)	(1,155)
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-23	237	(33,480,279)	(562,106)
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-23	1	(138,361)	(1,289)
NY Harbor Ultra-Low Sulfur Diesel Futures		Mar-23	2	(269,850)	(6,628)
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-23	1	(131,187)	(4,960)
NZD Currency Futures		Dec-22	61	(3,843,305)	(278,795)
OAT Futures		Mar-23	2	(38,575)	700
OMX Stockholm 30 Index Futures		Dec-22	1,119	(22,394,704)	(123,088)
Palladium Futures		Mar-23	13	(2,425,800)	140,000
Palm Oil Futures		Jan-23	2	(47,094)	(2,895)
Palm Oil Futures		Feb-23	13	(309,399)	(25,694)
Palm Oil Futures		Mar-23	5	(119,477)	(10,658)
Palm Oil Futures		Apr-23	2	(47,577)	(4,148)
Rapeseed Euro		Feb-23	16	(499,282)	4,865
Rapeseed Euro		May-23	4	(125,081)	846
Red Wheat Futures (Minneapolis Grain Exchange)		Mar-23	10	(471,500)	4,925
Red Wheat Futures (Minneapolis Grain Exchange)		May-23	2	(93,900)	1,500
Rubber TSR20 Futures		Jan-23	1	(6,520)	(455)
Russell 2000 E-Mini		Dec-22	7	(660,625)	(45,975)
S&P 500 E-Mini Futures		Dec-22	233	(47,546,563)	(2,900,959)
SA Rand Currency Futures		Dec-22	2	(58,100)	(550)
SGX Iron Ore 62% Futures		Jan-23	80	(798,080)	(28,960)
SGX Iron Ore 62% Futures		Feb-23	39	(386,256)	(14,926)
SGX Iron Ore 62% Futures		Mar-23	25	(246,100)	(6,665)
Short BTP Future		Dec-22	193	(21,467,429)	(232,502)
Silver Futures		Mar-23	27	(2,940,435)	(45,755)
Silver Futures		May-23	1	(109,655)	(1,480)
Soybean Futures		Jan-23	69	(5,069,775)	(277,725)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-23	1,901	(215,763,499)	(559,241)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-23	729	(149,706,984)	(382,015)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-23	2,162	(234,729,016)	(920,360)
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-23	828	(105,155,999)	51,046
U.S. Treasury Ultra 10-Year Notes		Mar-23	250	(29,914,063)	(118,903)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Mar-23	123	(16,762,594)	93,403
UK Natural Gas Futures		Jan-23	10	(1,381,120)	(143,268)
USD/BRL Futures		Jan-23	2	(38,150)	(1,245)
Wheat (Chicago Board of Trade)		Mar-23	477	(18,972,675)	313,863
Wheat (Chicago Board of Trade)		May-23	260	(10,478,000)	381,675
Wheat (Chicago Board of Trade)		Jul-23	2	(80,875)	4,750
Wheat (Chicago Board of Trade)		Dec-23	22	(906,675)	22,650
WTI Crude Futures		Jan-23	151	(12,163,050)	(182,094)
WTI Crude Futures		Feb-23	14	(1,129,240)	(31,220)
WTI Crude Futures		Mar-23	22	(1,776,500)	(61,130)
WTI Crude Futures		Apr-23	3	(242,130)	(12,740)
WTI Crude Futures		Dec-23	10	(779,200)	(29,040)
WTI Crude Futures IPE		Jan-23	7	(563,850)	(15,480)
WTI Crude Futures IPE		Feb-23	3	(241,980)	(6,640)
WTI Crude Futures IPE		Mar-23	1	(80,750)	(2,440)
WTI Crude Futures IPE		Apr-23	2	(161,420)	(3,610)
					$(66,153,969)
Total Futures Contracts					$(12,986,009)
Forward foreign currency contracts outstanding as of November 30, 2022 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,555,634,773	JPY	16,800,000	Dec 01 2022	BOA	$136,725
AUD	19,106,483	USD	12,797,719	Dec 01 2022	BOA	171,172
AUD	26,000,000	CAD	23,414,732	Dec 06 2022	BOA	243,446
AUD	5,034,165	EUR	3,250,000	Dec 06 2022	BOA	34,251
AUD	20,609,947	GBP	11,750,000	Dec 06 2022	BOA	(172,262)
AUD	34,200,000	JPY	3,199,076,046	Dec 06 2022	BOA	35,696
AUD	44,200,000	NZD	48,530,102	Dec 06 2022	BOA	(574,642)
AUD	2,300,000	USD	1,556,698	Dec 06 2022	BOA	4,709
AUD	65,216,000	USD	42,513,585	Dec 21 2022	BOA	1,794,185
AUD	39,252,000	USD	25,550,894	Dec 23 2022	BOA	1,119,771
AUD	1,600,000	USD	1,079,161	Jan 18 2023	BOA	9,200
BRL	17,065,848	USD	3,225,418	Dec 02 2022	BOA	61,809
BRL	27,658,415	USD	5,350,000	Dec 21 2022	BOA	(42,125)
BRL	3,779,946	USD	700,000	Jan 04 2023	BOA	23,442
CAD	45,282,598	AUD	50,400,000	Dec 06 2022	BOA	(550,682)
CAD	14,329,614	EUR	10,375,000	Dec 06 2022	BOA	(147,472)
CAD	16,200,000	JPY	1,698,506,004	Dec 06 2022	BOA	(264,449)
CAD	181,898,682	USD	135,342,252	Dec 21 2022	BOA	(65,808)
CAD	27,617,000	USD	20,572,155	Dec 23 2022	BOA	(32,624)
CAD	138,715	USD	103,509	Jan 18 2023	BOA	(304)
CHF	1,424,430	GBP	1,250,000	Dec 01 2022	BOA	(1,103)
CHF	6,780,097	USD	7,118,216	Dec 01 2022	BOA	47,772
CHF	19,060,304	EUR	19,500,000	Dec 06 2022	BOA	(144,036)
CHF	2,653,663	GBP	2,375,000	Dec 06 2022	BOA	(56,710)
CHF	5,250,000	JPY	777,501,420	Dec 06 2022	BOA	(82,332)
CHF	1,875,000	USD	1,994,037	Dec 06 2022	BOA	(11,270)
CHF	15,658,849	EUR	15,900,000	Dec 21 2022	BOA	20,947
CHF	147,025,825	USD	154,615,714	Dec 21 2022	BOA	1,228,237
CHF	57,636,000	USD	59,509,134	Dec 23 2022	BOA	1,603,405
CLP	271,030,469	USD	300,000	Dec 05 2022	BOA	4,102
CLP	91,565,856	USD	100,000	Dec 09 2022	BOA	2,670
CLP	180,056,112	USD	200,000	Dec 16 2022	BOA	1,657
CLP	94,506,046	USD	100,000	Dec 19 2022	BOA	5,791
CLP	2,435,735,601	USD	2,700,000	Dec 21 2022	BOA	25,687
CLP	94,491,226	USD	100,000	Dec 22 2022	BOA	5,722
CLP	91,082,074	USD	100,000	Dec 23 2022	BOA	1,891
CNH	500,000	USD	69,667	Dec 01 2022	BOA	1,297
CNH	32,219,185	USD	4,500,000	Dec 06 2022	BOA	74,737
CNH	64,514,955	USD	9,098,547	Dec 21 2022	BOA	73,442
COP	1,702,288,443	USD	350,000	Dec 21 2022	BOA	1,342
CZK	2,372,556	USD	100,000	Dec 06 2022	BOA	1,354
CZK	167,847,024	EUR	6,850,000	Dec 21 2022	BOA	25,307
EUR	100,000	GBP	86,229	Dec 01 2022	BOA	137
EUR	400,000	HUF	162,536,286	Dec 01 2022	BOA	3,080
EUR	320,273	PLN	1,500,000	Dec 01 2022	BOA	(947)
EUR	31,515,940	USD	32,714,545	Dec 01 2022	BOA	83,250
EUR	1,500,000	AUD	2,313,092	Dec 06 2022	BOA	(8,769)
EUR	2,000,000	CAD	2,762,560	Dec 06 2022	BOA	28,261
EUR	4,000,000	CHF	3,920,902	Dec 06 2022	BOA	17,812
EUR	8,437,123	GBP	9,600,000	Dec 06 2022	BOA	(176,587)
EUR	1,500,000	HUF	613,489,848	Dec 06 2022	BOA	4,636
EUR	8,200,000	JPY	1,187,651,592	Dec 06 2022	BOA	(69,843)
EUR	11,875,000	NOK	122,994,360	Dec 06 2022	BOA	(129,576)
EUR	1,600,000	PLN	7,551,812	Dec 06 2022	BOA	(16,413)
EUR	20,125,000	SEK	217,208,060	Dec 06 2022	BOA	262,447
EUR	2,000,000	USD	2,082,919	Dec 06 2022	BOA	(884)
EUR	5,515,379	CHF	5,600,000	Dec 21 2022	BOA	(7,709)
EUR	14,675,864	CZK	600,000	Dec 21 2022	BOA	(1,104)
EUR	6,306,373	GBP	7,200,000	Dec 21 2022	BOA	(100,496)
EUR	600,000	HUF	246,653,881	Dec 21 2022	BOA	2,423
EUR	3,040,118,951	JPY	20,800,000	Dec 21 2022	BOA	(395,668)
EUR	150,062,441	NOK	14,432,565	Dec 21 2022	BOA	(203,416)
EUR	3,191,819	PLN	15,325,817	Dec 21 2022	BOA	(70,032)
EUR	48,245,108	SEK	522,805,064	Dec 21 2022	BOA	435,079
EUR	95,492,000	USD	94,512,898	Dec 21 2022	BOA	5,045,432
EUR	76,009,000	USD	76,207,013	Dec 23 2022	BOA	3,054,949
EUR	1,400,000	USD	1,462,017	Jan 18 2023	BOA	868
GBP	1,426,143	CHF	1,250,000	Dec 01 2022	BOA	(708)
GBP	86,442	EUR	100,000	Dec 01 2022	BOA	120
GBP	28,324,410	USD	33,884,816	Dec 01 2022	BOA	254,142
GBP	2,250,000	AUD	3,950,385	Dec 06 2022	BOA	30,407
GBP	250,000	CHF	279,572	Dec 06 2022	BOA	5,717
GBP	1,750,345	EUR	2,000,000	Dec 06 2022	BOA	27,882
GBP	7,375,000	JPY	1,218,574,380	Dec 06 2022	BOA	59,775
GBP	1,062,500	USD	1,263,345	Dec 06 2022	BOA	17,423
GBP	4,928,695	EUR	5,700,000	Dec 21 2022	BOA	2,540
GBP	77,724,000	USD	89,178,199	Dec 21 2022	BOA	4,576,757
GBP	50,318,000	USD	55,757,392	Dec 23 2022	BOA	4,944,671
GBP	1,200,000	USD	1,450,572	Jan 18 2023	BOA	(1,748)
GBP	200,000	USD	230,467	Jun 21 2023	BOA	11,717
HUF	163,224,586	EUR	400,000	Dec 01 2022	BOA	(1,331)
HUF	163,874,164	EUR	400,000	Dec 06 2022	BOA	(534)
HUF	39,308,161	USD	100,000	Dec 06 2022	BOA	(245)
HUF	244,608,402	EUR	600,000	Dec 21 2022	BOA	(7,591)
HUF	4,657,000,000	USD	11,645,056	Dec 21 2022	BOA	120,019
HUF	124,506,999	EUR	300,000	Jan 18 2023	BOA	(1,400)
IDR	2,336,457,064	USD	150,000	Dec 21 2022	BOA	(1,520)
ILS	4,108,505	USD	1,200,000	Dec 06 2022	BOA	4,386
ILS	13,026,193	USD	3,800,000	Dec 21 2022	BOA	21,655
INR	2,381,927,238	USD	28,900,000	Dec 05 2022	BOA	341,927
INR	2,286,897,279	USD	28,100,000	Dec 12 2022	BOA	(35,288)
INR	1,958,316,603	USD	24,209,022	Dec 15 2022	BOA	(180,678)
INR	1,853,955,475	USD	22,652,850	Dec 16 2022	BOA	93,720
INR	389,016,028	USD	4,800,000	Dec 19 2022	BOA	(27,882)
INR	543,140,538	USD	6,650,000	Dec 21 2022	BOA	12,040
INR	1,554,940,100	USD	19,000,000	Dec 23 2022	BOA	70,410
JPY	1,566,210,380	AUD	16,800,000	Dec 01 2022	BOA	(60,132)
JPY	2,504,842,944	USD	18,079,644	Dec 01 2022	BOA	61,538
JPY	1,642,171,684	AUD	17,600,000	Dec 06 2022	BOA	(48,344)
JPY	710,851,680	CAD	6,800,000	Dec 06 2022	BOA	95,775
JPY	221,529,665	CHF	1,500,000	Dec 06 2022	BOA	19,077
JPY	246,829,681	EUR	1,700,000	Dec 06 2022	BOA	18,894
JPY	186,311,284	GBP	1,125,000	Dec 06 2022	BOA	(6,024)
JPY	621,518,374	NZD	7,200,000	Dec 06 2022	BOA	(33,252)
JPY	225,000,000	USD	1,614,702	Dec 06 2022	BOA	15,736
JPY	749,841,095	EUR	5,200,000	Dec 21 2022	BOA	24,914
JPY	21,124,911,963	USD	151,019,141	Dec 21 2022	BOA	2,418,111
JPY	9,612,305,000	USD	66,700,437	Dec 23 2022	BOA	3,139,163
JPY	192,144,024	USD	1,396,993	Jan 18 2023	BOA	3,939
KRW	18,957,262,422	USD	13,800,000	Dec 05 2022	BOA	571,361
KRW	17,967,544,877	USD	13,600,000	Dec 14 2022	BOA	23,017
KRW	18,132,811,850	USD	13,600,000	Dec 15 2022	BOA	148,753
KRW	12,995,298,411	USD	9,700,000	Dec 16 2022	BOA	153,670
KRW	13,059,012,838	USD	9,700,000	Dec 19 2022	BOA	202,912
KRW	7,265,212,574	USD	5,400,000	Dec 21 2022	BOA	109,702
KRW	396,885,300	USD	300,000	Dec 23 2022	BOA	1,004
MXN	322,000,000	USD	16,556,755	Dec 06 2022	BOA	114,596
MXN	474,631,206	USD	24,222,112	Dec 21 2022	BOA	284,331
MXN	463,828,000	USD	22,830,660	Dec 23 2022	BOA	1,109,226
NOK	39,052,760	SEK	37,000,000	Dec 01 2022	BOA	38,449
NOK	184,737	USD	18,494	Dec 01 2022	BOA	266
NOK	24,666,305	EUR	2,375,000	Dec 06 2022	BOA	32,764
NOK	138,000,000	SEK	144,456,942	Dec 06 2022	BOA	256,841
NOK	90,407,068	USD	9,100,000	Dec 06 2022	BOA	82,001
NOK	108,534,883	EUR	10,664,350	Dec 21 2022	BOA	(88,274)
NOK	51,217,112	USD	5,088,408	Dec 21 2022	BOA	116,690
NOK	9,655,459	USD	974,258	Jan 18 2023	BOA	7,996
NZD	400,000	USD	248,834	Dec 01 2022	BOA	3,226
NZD	9,439,566	AUD	8,600,000	Dec 06 2022	BOA	109,954
NZD	17,800,000	JPY	1,522,969,780	Dec 06 2022	BOA	180,481
NZD	2,000,000	USD	1,232,892	Dec 06 2022	BOA	27,391
NZD	89,576,000	USD	51,566,666	Dec 21 2022	BOA	4,896,149
NZD	31,344,000	USD	19,020,405	Dec 23 2022	BOA	737,662
NZD	2,400,000	USD	1,498,683	Jan 18 2023	BOA	14,770
PEN	385,900	USD	100,000	Dec 21 2022	BOA	418
PHP	11,481,558	USD	200,000	Dec 21 2022	BOA	2,956
PHP	5,654,800	USD	100,000	Dec 23 2022	BOA	(44)
PLN	1,500,000	EUR	320,418	Dec 01 2022	BOA	797
PLN	1,415,902	EUR	300,000	Dec 06 2022	BOA	3,063
PLN	7,253,001	USD	1,600,000	Dec 06 2022	BOA	15,486
PLN	121,419,537	EUR	25,685,199	Dec 21 2022	BOA	140,032
PLN	293,510,000	USD	61,761,313	Dec 21 2022	BOA	3,310,509
SEK	39,246,982	NOK	37,000,000	Dec 01 2022	BOA	(19,954)
SEK	15,981,806	USD	1,517,633	Dec 01 2022	BOA	4,239
SEK	43,514,516	EUR	4,000,000	Dec 06 2022	BOA	(19,520)
SEK	20,954,422	NOK	20,000,000	Dec 06 2022	BOA	(35,449)
SEK	20,868,304	USD	2,000,000	Dec 06 2022	BOA	(12,394)
SEK	206,280,478	EUR	19,025,309	Dec 21 2022	BOA	(160,706)
SEK	49,162,359	USD	4,658,461	Dec 21 2022	BOA	30,579
SEK	8,876,793	USD	854,437	Jan 18 2023	BOA	(6,073)
SGD	5,762,635	USD	4,200,000	Dec 06 2022	BOA	34,776
SGD	8,963,295	USD	6,500,000	Dec 21 2022	BOA	87,456
THB	43,237,642	USD	1,200,000	Dec 21 2022	BOA	28,989
TRY	205,464,721	USD	10,800,000	Dec 06 2022	BOA	209,103
TRY	1,921,220,000	USD	99,589,642	Dec 21 2022	BOA	2,474,961
TWD	6,425,189	USD	200,000	Dec 05 2022	BOA	7,971
TWD	153,389,113	USD	4,999,627	Dec 15 2022	BOA	(30,113)
TWD	15,451,688	USD	499,627	Dec 16 2022	BOA	1,027
TWD	185,248,985	USD	5,999,627	Dec 19 2022	BOA	4,447
TWD	106,341,870	USD	3,450,000	Dec 21 2022	BOA	(2,693)
TWD	3,064,920	USD	100,000	Dec 23 2022	BOA	(624)
USD	12,748,942	AUD	19,106,483	Dec 01 2022	BOA	(219,948)
USD	7,623,421	AUD	11,300,000	Dec 06 2022	BOA	(47,842)
USD	29,434,080	AUD	44,865,000	Dec 21 2022	BOA	(1,047,214)
USD	46,137,663	AUD	70,305,000	Dec 23 2022	BOA	(1,632,670)
USD	7,575,736	AUD	11,300,000	Jan 18 2023	BOA	(110,815)
USD	3,198,142	BRL	17,065,848	Dec 02 2022	BOA	(89,085)
USD	3,900,000	BRL	20,967,243	Dec 21 2022	BOA	(123,785)
USD	200,000	BRL	1,080,578	Jan 04 2023	BOA	(6,811)
USD	9,207,211	CAD	12,200,000	Dec 06 2022	BOA	137,348
USD	142,095,753	CAD	194,481,464	Dec 21 2022	BOA	(2,538,395)
USD	69,556,479	CAD	94,339,000	Dec 23 2022	BOA	(606,059)
USD	7,673,972	CAD	10,326,932	Jan 18 2023	BOA	(9,376)
USD	7,151,838	CHF	6,778,384	Dec 01 2022	BOA	(12,339)
USD	10,122,067	CHF	9,500,000	Dec 06 2022	BOA	76,048
USD	179,831,549	CHF	177,628,294	Dec 21 2022	BOA	(8,450,306)
USD	74,042,762	CHF	71,600,000	Dec 23 2022	BOA	(1,876,068)
USD	300,000	CLP	282,457,500	Dec 05 2022	BOA	(16,923)
USD	100,000	CLP	90,949,512	Dec 09 2022	BOA	(1,979)
USD	200,000	CLP	180,426,000	Dec 16 2022	BOA	(2,071)
USD	100,000	CLP	88,925,144	Dec 19 2022	BOA	456
USD	3,150,000	CLP	2,919,580,540	Dec 21 2022	BOA	(117,129)
USD	100,000	CLP	92,832,644	Dec 22 2022	BOA	(3,866)
USD	100,000	CLP	94,507,080	Dec 23 2022	BOA	(5,722)
USD	100,000	CLP	91,221,440	Jan 03 2023	BOA	(1,858)
USD	69,720	CNH	500,000	Dec 01 2022	BOA	(1,243)
USD	11,200,000	CNH	79,099,588	Dec 06 2022	BOA	(31,190)
USD	22,727,333	CNH	162,173,766	Dec 21 2022	BOA	(328,655)
USD	1,800,000	COP	9,100,751,175	Dec 21 2022	BOA	(78,339)
USD	200,000	CZK	4,681,860	Dec 06 2022	BOA	(6)
USD	32,619,020	EUR	31,515,935	Dec 01 2022	BOA	(178,770)
USD	9,759,207	EUR	9,375,000	Dec 06 2022	BOA	(333)
USD	96,797,061	EUR	97,418,000	Dec 21 2022	BOA	(4,769,284)
USD	99,619,840	EUR	98,580,000	Dec 23 2022	BOA	(3,179,095)
USD	1,449,641	EUR	1,400,000	Jan 18 2023	BOA	(13,245)
USD	34,092,315	GBP	28,324,624	Dec 01 2022	BOA	(46,900)
USD	7,036,390	GBP	5,937,500	Dec 06 2022	BOA	(120,846)
USD	88,220,412	GBP	77,724,000	Dec 21 2022	BOA	(5,534,545)
USD	65,549,137	GBP	56,385,000	Dec 23 2022	BOA	(2,471,967)
USD	5,984,651	GBP	5,000,000	Jan 18 2023	BOA	(52,117)
USD	900,000	HUF	353,877,705	Dec 06 2022	BOA	1,943
USD	685,842	HUF	272,500,000	Dec 21 2022	BOA	(2,581)
USD	1,300,000	IDR	20,435,664,231	Dec 21 2022	BOA	1,327
USD	500,000	IDR	7,856,798,000	Dec 23 2022	BOA	719
USD	6,300,000	ILS	21,611,303	Dec 06 2022	BOA	(35,237)
USD	9,300,000	ILS	32,777,971	Dec 21 2022	BOA	(316,479)
USD	28,900,000	INR	2,400,650,750	Dec 05 2022	BOA	(571,787)
USD	28,100,000	INR	2,317,323,543	Dec 12 2022	BOA	(338,102)
USD	24,209,022	INR	1,970,907,078	Dec 15 2022	BOA	26,194
USD	22,652,850	INR	1,843,210,380	Dec 16 2022	BOA	38,114
USD	4,800,000	INR	391,384,056	Dec 19 2022	BOA	(1,167)
USD	6,650,000	INR	550,455,700	Dec 21 2022	BOA	(101,766)
USD	19,000,000	INR	1,557,584,010	Dec 23 2022	BOA	(102,836)
USD	18,800,000	INR	1,539,456,800	Dec 30 2022	BOA	(73,120)
USD	4,100,000	INR	335,831,410	Jan 18 2023	BOA	(13,325)
USD	18,144,556	JPY	2,515,418,569	Dec 01 2022	BOA	(73,220)
USD	7,996,817	JPY	1,112,500,000	Dec 06 2022	BOA	(64,792)
USD	127,920,394	JPY	18,823,371,414	Dec 21 2022	BOA	(8,800,004)
USD	64,534,867	JPY	9,254,289,000	Dec 23 2022	BOA	(2,703,515)
USD	3,429,011	JPY	481,601,905	Jan 18 2023	BOA	(82,374)
USD	13,800,000	KRW	19,541,586,600	Dec 05 2022	BOA	(1,014,333)
USD	13,600,000	KRW	18,669,496,560	Dec 14 2022	BOA	(555,237)
USD	13,600,000	KRW	17,968,260,568	Dec 15 2022	BOA	(23,986)
USD	9,700,000	KRW	12,793,442,873	Dec 16 2022	BOA	(613)
USD	9,700,000	KRW	12,995,413,010	Dec 19 2022	BOA	(154,683)
USD	8,550,000	KRW	11,838,539,815	Dec 21 2022	BOA	(427,965)
USD	600,000	KRW	808,525,940	Dec 23 2022	BOA	(13,198)
USD	7,800,000	KRW	10,544,792,856	Dec 27 2022	BOA	(198,332)
USD	2,785,244	MXN	54,000,000	Dec 06 2022	BOA	(10,573)
USD	700,000	MXN	13,692,691	Dec 21 2022	BOA	(6,989)
USD	7,879,063	MXN	156,619,000	Dec 23 2022	BOA	(204,625)
USD	18,571	NOK	184,737	Dec 01 2022	BOA	(189)
USD	10,100,000	NOK	100,454,617	Dec 06 2022	BOA	(102,459)
USD	4,935,378	NOK	51,217,112	Dec 21 2022	BOA	(269,720)
USD	2,254,030	NOK	22,628,398	Jan 18 2023	BOA	(47,965)
USD	248,760	NZD	400,000	Dec 01 2022	BOA	(3,300)
USD	7,641,089	NZD	12,400,000	Dec 06 2022	BOA	(172,663)
USD	57,441,858	NZD	94,876,000	Dec 21 2022	BOA	(2,361,730)
USD	27,870,946	NZD	46,978,000	Dec 23 2022	BOA	(1,742,201)
USD	1,871,061	NZD	3,000,000	Jan 18 2023	BOA	(20,755)
USD	350,000	PHP	20,396,391	Dec 21 2022	BOA	(10,541)
USD	100,000	PHP	5,750,600	Dec 23 2022	BOA	(1,650)
USD	8,200,000	PLN	37,177,053	Dec 06 2022	BOA	(80,575)
USD	25,107,624	PLN	115,250,000	Dec 21 2022	BOA	(443,559)
USD	1,540,905	SEK	16,176,028	Dec 01 2022	BOA	537
USD	11,300,000	SEK	117,492,776	Dec 06 2022	BOA	109,374
USD	4,607,067	SEK	49,212,359	Dec 21 2022	BOA	(86,742)
USD	2,308,665	SEK	24,594,547	Jan 18 2023	BOA	(41,862)
USD	21,000,000	SGD	28,812,145	Dec 06 2022	BOA	(173,124)
USD	7,800,000	SGD	10,935,490	Dec 21 2022	BOA	(236,895)
USD	2,100,000	THB	77,814,034	Dec 21 2022	BOA	(111,790)
USD	10,800,000	TRY	215,484,082	Dec 06 2022	BOA	(745,956)
USD	27,472,701	TRY	521,665,000	Dec 21 2022	BOA	(240,695)
USD	9,500,000	TRY	186,989,979	Feb 15 2023	BOA	(92,874)
USD	200,000	TWD	6,195,950	Dec 05 2022	BOA	(551)
USD	4,999,627	TWD	154,668,226	Dec 15 2022	BOA	(11,327)
USD	499,627	TWD	15,310,596	Dec 16 2022	BOA	3,544
USD	8,699,627	TWD	268,978,458	Dec 19 2022	BOA	(18,189)
USD	4,650,000	TWD	147,804,086	Dec 21 2022	BOA	(141,396)
USD	500,000	TWD	15,504,245	Dec 23 2022	BOA	(2,703)
USD	58,990	ZAR	1,000,000	Dec 01 2022	BOA	1,115
USD	8,500,000	ZAR	146,775,946	Dec 06 2022	BOA	9,131
USD	7,538,185	ZAR	134,557,731	Dec 21 2022	BOA	(233,970)
ZAR	1,000,000	USD	58,941	Dec 01 2022	BOA	(1,065)
ZAR	32,865,600	USD	1,900,000	Dec 06 2022	BOA	1,248
ZAR	81,061,869	USD	4,657,871	Dec 21 2022	BOA	24,323
Total Forward Foreign Currency Contracts						$(13,021,828)

AUD	Australian Dollar		JSE	Johannesburg Stock Exchange
BOA	Bank of America		KRW	Korean Won
BRL	Brazilian Real		LME	London Mercantile Exchange
BUXL	German Bond		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	German Stock Exchange		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid		TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange		TWD	Taiwan Dollar
ILS	Israeli New Shekel		USD	United States Dollar
INR	Indian Rupee		WTI	West Texas Intermediate
JPY	Japanese Yen		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the  "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2022, the net assets of the Cayman Subsidiary and SPC were $589,978,446, which represented 20.72% of the Fund's net assets. As of November 30, 2022, the net assets of the Onshore Subsidiary were $603,542,306, which represented 21.19% of the Fund's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$2,529,792,234	$2,529,792,234	$-	$-
Commodity Contracts
Futures Contracts	36,041,488	36,041,488	-	-
Equity Contracts
Futures Contracts	23,809,588	23,809,588	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	48,102,037	-	48,102,037	-
Futures Contracts	2,119,829	2,119,829	-	-
Interest Rate Contracts
Futures Contracts	4,217,356	4,217,356	-	-
Total Assets	$2,644,082,532	$2,595,980,495	$48,102,037	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(46,086,588)	$(46,086,588)	$-	$-
Equity Contracts
Futures Contracts	(6,605,870)	(6,605,870)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(61,123,865)	-	(61,123,865)	-
Futures Contracts	(17,387,694)	(17,387,694)	-	-
Interest Rate Contracts
Futures Contracts	(9,094,118)	(9,094,118)	-	-
Total Liabilities	$(140,298,135)	$(79,174,270)	$(61,123,865)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.